Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Cash Flows [Abstract]
Fair value of assets acquired, cash acquired	$ 509	$ 6,502	$ 3,405